GOODWILL (Details 1) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Line Items]
Goodwill		$ 41,010	$ 38,107	$ 31,388
Pointer Brazil [Member]
Goodwill [Line Items]
Goodwill		2,338	2,373
Cellocator [Member]
Goodwill [Line Items]
Goodwill		2,534	2,534
SVR [Member]
Goodwill [Line Items]
Goodwill	[1]	30,245	27,219
Cielo Brazil [Member]
Goodwill [Line Items]
Goodwill		$ 5,893	$ 5,981

[1]	SVR in Israel.